RELATED PARTY TRANSACTIONS - Balance sheet (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Current assets
Due from related parties	$ 615	$ 548
Non-current assets
Due from related parties	9	10
Current liabilities
Due to related parties	464	649
Total	465	649
Non-current liabilities
Due to related parties	15	8
Subscription facility
Non-current liabilities
Non-recourse borrowings	1	8
Brookfield
Current assets
Due from related parties	41	16
Current liabilities
Due to related parties	37	21
Brookfield Renewable
Current assets
Due from related parties	563	523
Current liabilities
Due to related parties	315	625
Share-settlement liability	1	0
Brookfield
Non-current liabilities
Non-recourse borrowings	0	0
Equity-accounted investments and other
Current assets
Due from related parties	11	9
Non-current assets
Due from related parties	9	10
Current liabilities
Due to related parties	12	3
Brookfield, Brookfield Renewable, and Equity-accounted investments and other
Current liabilities
Due to related parties	464	649
Brookfield Reinsurance and associates
Current liabilities
Due to related parties	100	0
Non-current liabilities
Non-recourse borrowings	$ 15	$ 0